Organization and Principal Activities (Details) - Schedule of income and cash flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income and cash flows [Abstract]
Total revenue	$ 24,871,302	$ 15,688,080	$ 19,031,766
Net income	4,571,795	2,944,550	3,831,758
Net cash used in operating activities	(3,310,074)	(2,255,959)	821,200
Net cash (used in) provided by investing activities		3,261	(2,077,298)
Net cash provided by financing activities	$ 4,378,228	$ 1,777,271	$ 1,499,084